UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number:
  This Amendment (Check only one.):    [ ] is a restatement.
                                       [ ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Brant Point Investment Management LLC
Address:       375 Park Avenue, 38th Floor
               New York, New York 10152

Form 13F File Number: 28-10759

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:          John Buoncore
Title:         Senior Vice President
Phone:         212-583-6400


Signature, Place, and Date of Signing:

/s/ John Buoncore            New York, NY                  11/13/09
-----------------------------------------------------------------------
    [Signature]                [City, State]               [Date]



Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)




                                     TITLE OF                  VALUE      SHARES/    SH/ PUT/ INVSTMT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                       CLASS           CUSIP     x($1000)   PRN AMT    PRN CALL DISCRETN MANAGERS  SOLE    SHARED NONE
------------------------------       --------------- --------- --------   --------   --- ---- -------- ----------------  ------ ----
AAR CORP                             COM             000361105      1,983     90,400     SH     OTHER       01    90,400
AARON'S INC                          COM             002535201      8,224    311,500     SH     OTHER       01   311,500
ACCO BRANDS CORP                     COM             00081T108      3,872    536,300     SH     OTHER       01   536,300
ADVANCE AUTO PTS INC                 COM             00751Y106      7,495    190,800     SH     OTHER       01   190,800
AFFILIATED MANAGERS GROUP INC        COM             008252108     11,695    179,900     SH     OTHER       01   179,900
AIR METHODS CORP                     COM             009128307      8,976    275,600     SH     OTHER       01   275,600
AIRGAS INC                           COM             009363102      2,859     59,100     SH     OTHER       01    59,100
ALLIANCE DATA SYS CO                 COM             018581108     12,509    204,800     SH     OTHER       01   204,800
AMERICAN EAGLE OUTFITTERS INC        COM             02553E106      1,686    100,000     SH     OTHER       01   100,000
AMERICAN ITALIAN PASTA CO            CL A            027070101      3,908    143,800     SH     OTHER       01   143,800
AMERICAN REPROGRAPHICS CO            COM             029263100        877     92,100     SH     OTHER       01    92,100
AMERISOURCEBERGEN CORP               COM             03073E105      3,173    141,800     SH     OTHER       01   141,800
AMPHENOL CORPORATION NEW             CL A            032095101      2,491     66,100     SH     OTHER       01    66,100
ARES CAPITAL CORP                    COM             04010L103      8,397    762,000     SH     OTHER       01   762,000
ASHLAND INC                          COM             044209104      5,532    128,000     SH     OTHER       01   128,000
AVAGO TECHNOLOGIES LTD               COM             Y0486S104      4,457    261,100     SH     OTHER       01   261,100
AVOCENT CORP                         COM             053893103      9,973    492,000     SH     OTHER       01   492,000
BAKER MICHAEL CORP                   COM             057149106      2,082     57,300     SH     OTHER       01    57,300
BECKMAN COULTER INC                  COM             075811109      1,737     25,200     SH     OTHER       01    25,200
BELO CORP                            COM             080555105      3,803    702,900     SH     OTHER       01   702,900
BERRY PETE CO                        CL A            085789105      2,582     96,400     SH     OTHER       01    96,400
BIG LOTS INC                         COM             089302103     10,679    426,800     SH     OTHER       01   426,800
BRINKER INTL INC                     COM             109641100        157     10,000     SH     OTHER       01    10,000
BRUKER CORP COM                      COM             116794108      2,057    192,800     SH     OTHER       01   192,800
CAMBREX CORP                         COM             132011107      1,312    208,300     SH     OTHER       01   208,300
CBS CORP NEW                         CL B            124857202      8,167    677,800     SH     OTHER       01   677,800
CHARMING SHOPPES INC                 COM             161133103      3,292    667,700     SH     OTHER       01   667,700
CHECK POINT SOFTWARE TECH LT         ORD             M22465104        853     30,100     SH     OTHER       01    30,100
COACH INC                            COM             189754104      5,290    160,700     SH     OTHER       01   160,700
CONVERGYS CORP                       COM             212485106      1,497    150,600     SH     OTHER       01   150,600
COOPER TIRE & RUBBER                 COM             216831107      1,489     84,700     SH     OTHER       01    84,700
COVIDIEN PLC                         SHS             G2554F105      5,857    135,400     SH     OTHER       01   135,400
CRAWFORD & CO                        CL A            224633206        510    156,800     SH     OTHER       01   156,800
CROWN HOLDINGS INC                   COM             228368106      5,462    200,800     SH     OTHER       01   200,800
CSX CORP                             COM             126408103      4,203    100,400     SH     OTHER       01   100,400
DST SYS INC DEL                      COM             233326107      3,812     85,100     SH     OTHER       01    85,100
EINSTEIN NOAH REST GROUP INC         COM             28257U104        874     72,600     SH     OTHER       01    72,600
EMERGENCY MEDICAL SVCS CORP          CL A            29100P102      7,198    154,800     SH     OTHER       01   154,800
ENTERCOM COMMUNICATIONS CORP         CL A            293639100      2,868    562,300     SH     OTHER       01   562,300
FIFTH STREET FINANCE CORP            COM             31678A103        890     81,400     SH     OTHER       01    81,400
FIRST FINL BANCORP OH                COM             320209109      9,286    770,655     SH     OTHER       01   770,655
FIRST FINANCIAL HOLDINGS INC         COM             320239106      1,303     81,600     SH     OTHER       01    81,600
FOSSIL INC                           COM             349882100      5,286    185,800     SH     OTHER       01   185,800
GLOBAL CASH ACCESS HLDGS INC         COM             378967103      5,875    803,650     SH     OTHER       01   803,650
GOODYEAR TIRE & RUBR CO              COM             382550101      1,448     85,000     SH     OTHER       01    85,000
GRAFTECH INTERNATIONAL LTD           COM             384313102      2,333    158,700     SH     OTHER       01   158,700
GREAT LAKES DREDGE & DOCK CORP       COM             390607109      1,222    175,000     SH     OTHER       01   175,000
GREIF INC                            CL A            397624107      7,944    144,300     SH     OTHER       01   144,300
HEALTHSOUTH CORP                     COM NEW         421924309      7,972    509,700     SH     OTHER       01   509,700
HOSPIRA INC                          COM             441060100      2,087     46,800     SH     OTHER       01    46,800
INFOGROUP INC                        COM             45670G108      1,258    179,500     SH     OTHER       01   179,500
INTERSIL CORP                        CL A            46069S109      3,690    241,000     SH     OTHER       01   241,000
ISHARES TR                           HIGH YLD CORP   464288513     12,400    143,600     SH     OTHER       01   143,600
ISHARES TR                           IBOXX INV CPBD  464287242     10,881    102,000     SH     OTHER       01   102,000
ITT EDUCATIONAL SERVICES INC         COM             45068B109      6,724     60,900     SH     OTHER       01    60,900
JARDEN CORP                          COM             471109108     10,007    356,500     SH     OTHER       01   356,500
SMUCKER J M CO                       COM NEW         832696405     10,560    199,200     SH     OTHER       01   199,200
LABORATORY CORP AMER HLDGS           COM NEW         50540R409      1,445     22,000     SH     OTHER       01    22,000
LUBRIZOL CORP                        COM             549271104      3,795     53,100     SH     OTHER       01    53,100
MARINER ENRGY INC                    COM             56845T305      7,469    526,700     SH     OTHER       01   526,700
MATRIX SVC CO                        COM             576853105      1,614    148,500     SH     OTHER       01   148,500
MB FINANCIAL INC NEW                 COM             55264U108        837     39,900     SH     OTHER       01    39,900
MEDNAX INC                           COM             58502B106      1,972     35,900     SH     OTHER       01    35,900
NATIONAL FINL PARTNERS CORP          COM             63607P208      1,134    130,100     SH     OTHER       01   130,100
NEWELL RUBBERMAID INC                COM             651229106      4,412    281,200     SH     OTHER       01   281,200
NTELOS HLDGS CORP                    COM             67020Q107      5,356    303,300     SH     OTHER       01   303,300
NUANCE COMMUNICATIONS INC            COM             67020Y100      6,754    451,500     SH     OTHER       01   451,500
O CHARLEYS INC                       COM             670823103      1,578    168,400     SH     OTHER       01   168,400
ON SEMICONDUCTOR CORP                COM             682189105      5,955    721,800     SH     OTHER       01   721,800
PARK OHIO HLDGS CORP                 COM             700666100      1,448    166,000     SH     OTHER       01   166,000
PHOTRONICS INC                       COM             719405102      4,451    939,100     SH     OTHER       01   939,100
PIER 1 IMPORTS INC                   COM             720279108      1,698    438,800     SH     OTHER       01   438,800
PLAINS EXPLO& PRODTN CO              COM             726505100      3,258    117,800     SH     OTHER       01   117,800
PRESTIGE BRANDS HOLDINGS INC         COM             74112D101        950    134,900     SH     OTHER       01   134,900
QUEST DIAGNOSTICS INC                COM             74834L100        538     10,300     SH     OTHER       01    10,300
ROCK-TENN CO                         CL A            772739207      6,515    138,300     SH     OTHER       01   138,300
ROVI CORP                            COM             779376102     12,896    383,800     SH     OTHER       01   383,800
RUTH'S HOSPITALITY GROUP INC         COM             783332109      1,881    445,800     SH     OTHER       01   445,800
SPDR TR                              UNIT SER 1      78462F103    147,826  1,400,000    PUT     OTHER       01  ,400,000
SCHWEITZER-MAUDUIT INTL INC          COM             808541106      1,663     30,600     SH     OTHER       01    30,600
SENECA FOODS CORP                    CL A            817070501      1,830     66,800     SH     OTHER       01    66,800
SONIC AUTOMOTIVE INC                 CL A            83545G102      2,625    250,000     SH     OTHER       01   250,000
SPDR SERIES TRUST                    BRCLYS YLD ETF  78464A417     13,133    341,200     SH     OTHER       01   341,200
SPECTRUM CTL INC                     COM             847615101        108     12,700     SH     OTHER       01    12,700
STATE STR CORP                       COM             857477103     15,580    296,200     SH     OTHER       01   296,200
STONE ENERGY CORP                    COM             861642106        819     50,200     SH     OTHER       01    50,200
SYNIVERSE HLDGS INC                  COM             87163F106      4,216    240,900     SH     OTHER       01   240,900
SOLUTIA INC                          COM NEW         834376501      4,293    370,700     SH     OTHER       01   370,700
THERMO FISHER SCIENTIFIC INC         COM             883556102      7,909    181,100     SH     OTHER       01   181,100
TNS INC                              COM             872960109     16,509    602,500     SH     OTHER       01   602,500
TRANSATLANTIC HLDGS INC              COM             893521104      3,537     70,500     SH     OTHER       01    70,500
TREEHOUSE FOODS INC                  COM             89469A104      1,434     40,200     SH     OTHER       01    40,200
TTM TECHNOLOGIES INC                 COM             87305R109      8,168    712,100     SH     OTHER       01   712,100
VALASSIS COMMUNICATI ONS INC         COM             918866104      2,155    120,500     SH     OTHER       01   120,500
VIACOM INC                           CL B            92553P201      3,662    130,600     SH     OTHER       01   130,600
VITRAN CORP INC                      COM             92850E107        128     14,200     SH     OTHER       01    14,200
WASHINGTON FED INC                   COM             938824109      2,878    170,700     SH     OTHER       01   170,700
WESTERN UN CO                        COM             959802109      3,705    195,800     SH     OTHER       01   195,800
WORLD ACCEP CORP DEL                 COM             981419104     10,644    422,200     SH     OTHER       01   422,200

                                                 99              603,832


                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         99
Form 13F Information Table Value Total:         603,832
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number           Name

     01       28- 10761                       Brant Point Investment Management
                                              International LLC